Note 05 - Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss (Detail) - Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Member] - EUR (€)
€ in Millions
		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total Fair Value [Domain Member]
Breakdown by financial assets/ liability category [Abstract]
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss		€ 3,139	€ 2,332	€ 193
Trading Fair Value [Member]
Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Line Items]
FIC Sales & Trading		2,780	3,457	2,563
Other trading income (loss)		(827)	(1,360)	(2,366)
Total trading income (loss)		1,954	2,097	197
Non-Trading Fair Value [Member]
Breakdown by financial assets/ liability category [Abstract]
Debt securities	[1]	95	5	72
Equity securities	[1]	812	114	271
Loans and loan commitments		18	38	28
Deposits		2	(9)	19
Other non-trading finacial assets mandatory at fair value through profit and loss		180	203	25
Total net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss		1,106	276	377
Designated Fair Value [Member]
Breakdown by financial assets/ liability category [Abstract]
Loans and loan commitments		11	15	9
Deposits		5	(1)	0
Long-term debt		48	(71)	(386)
Other financial assets/liabilities designated at fair value through profit or loss		15	16	15
Total net gains (losses) on financial assets/liabilities designated at fair value through profit or loss		€ 79	€ (40)	€ (381)

[1]	Prior year segmental information presented in the current structure.